Significant accounting policies	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Significant accounting policies

2Significant accounting policies

Presentation of these financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The consolidated financial statements have been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit or loss.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the company’s accounting policies.

The functional currency of the Company is US Dollars (‘$’ or ‘USD’) and the functional currency of VAGL is pounds sterling (‘£’ or ‘GBP’). The financial statements are presented in pounds sterling (‘£’ or ‘GBP’), which is the Group’s presentation currency. Items included in the financial statements are measured using the currency of the primary economic environment in which the entity and its subsidiaries operate (“the functional currency”). Cumulative translation adjustments resulting from translating foreign functional currency financial statements into GBP are reported within other reserves.

All amounts are presented in and rounded to the nearest thousand unless otherwise indicated.

Certain amounts in prior year financial statements have been reclassified to conform to current year presentation.

Basis of consolidation

Vertical Aerospace Ltd is the parent of the Group and has 100% ownership interest and voting rights of Vertical Aerospace Group Limited, which is its only material subsidiary.

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.

2Significant accounting policies (continued)

The capital reorganization

On December 15, 2021 the Company consummated the capital reorganization whereby the Company acquired all the ordinary shares of VAGL in consideration for the issuance of ordinary shares in the Company, by way of a share for share exchange.

At the same time Broadstone Acquisition Corp., (“Broadstone”, a Cayman Islands exempted company), a special purpose acquisition company, was acquired by the Group.

This Business Combination is accounted for as a capital reorganization in accordance with IFRS. Under this method of accounting, Broadstone is treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination is treated as the equivalent of VAGL issuing shares at the closing of the Business Combination for the net assets of Broadstone as of the closing date, accompanied by a recapitalization.

The reorganization was accounted for within the scope of IFRS 2. Accordingly, during the year ended December 31, 2021 the Company recorded a one-time non-cash expense of £84,712 thousand, recognized as a share listing expense, based on the excess of the fair value of Company shares issued considering a fair value of a share, at $10.68 per share, over the fair value of Broadstone’s identifiable net assets.

Summary of significant accounting policies and key accounting estimates

The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Going concern

Management has prepared a cash flow forecast for the Group and has considered the ability for the Group to continue as a going concern for the foreseeable future, being at least 12 months after approving these financial statements.

The Group is currently in the research and development phase of its journey to commercialization of eVTOL technology. Commensurate with being in the development phase, the Group has invested heavily in research to support the development of its aircraft. The Group is not currently generating revenue and has incurred net losses and net cash outflows from operating activities since inception. As of December 31, 2023, the Group had £48.7 million of cash and cash equivalents on hand and a net shareholders’ deficit of £49.8 million. As at the date of this report, the Group had approximately £52 million of cash and cash equivalents on hand.

On February 22, 2024 the Company entered into the SF Investment Agreement with Imagination Aero Investments Limited (“Imagination Aero”), a company indirectly owned by Stephen Fitzpatrick, pursuant to which Imagination Aero agreed to purchase, and the Company agreed to issue and sell to Imagination Aero, up to $50 million of (i) newly issued ordinary shares and (ii) 50,000,000 SF Warrants, in each case at purchase prices specified in the Investment Agreement. In accordance with the SF Investment Agreement, on March 13, 2024, the Company received $25 million in gross proceeds in consideration for newly issued ordinary shares and SF Warrants and, in the third quarter of 2024, the Company will, subject to the terms of the SF Investment Agreement, receive up to an additional $25 million in consideration for additional newly issued ordinary shares.

Within the next 12 months following the date of this Annual Report, management expects its net cash outflows from operations to be approximately £70 million (after taking into account expected R&D tax receipts and grants of approximately £28 million), which will be used primarily to fund the creation and testing of the prototype aircraft, and to support the certification process .

2Significant accounting policies (continued)

The aforementioned investment is expected to extend the Group’s projected cash runway into the second quarter of 2025, providing the platform for further funding rounds. The Convertible Senior Secured Notes require retention of $10 million cash to avoid a covenant breach, which if breached could result in the note holder seeking repayment of the notes or converting them into equity which could result in the holder taking control of the Group. The Group will need to raise additional capital to fund its future operations and remain as a going concern, before the Group uses all of its existing resources. Although the Group plans to raise additional funds over the course of the next twelve months, there can be no assurance that the Group will be able to obtain additional funding on acceptable terms and thus have sufficient funds to meet the Group’s funding requirements. As a result, the timely completion of financing is important for the Group’s ability to continue as a going concern when it has exhausted its existing resources.

The inability to obtain future funding could impact; the Group's financial condition and ability to pursue its business strategies, including being required to delay, reduce or eliminate some of its research and development programs, or being unable to continue operations or continue as a going concern. The dependency on raising additional capital indicates that a material uncertainty exists that may cast significant doubt (or substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realize the assets and discharge the liabilities in the normal course of business. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.

Changes in accounting policy

The Group adopted the following amendments for the first time during the period commencing January 1, 2023:

●	IFRS 17, Insurance Contracts
●	Narrow scope amendments to IAS 1, Practice statement 2 and IAS 8
●	Amendment to IAS 12 – deferred tax related to assets and liabilities arising from a single transaction
●	Amendment to IAS 12 – international tax reform

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

No accounting standards and interpretations that have been published but not effective for periods ending December 31, 2023 have been early adopted by the Group or are expected to have a material impact on the Group.

Government grants

Government grants are recognized as Other operating income and are recognized in the period when the expense to which the grant relates is incurred. Grants are only recognized when there is a signed grant offer letter or equivalent from the government body and there is reasonable assurance that the Group will be able to satisfy all conditions of the grant.

Research and development tax relief

As a Group that carries out extensive research and development activities, the Group benefits from UK research and development tax reliefs. Qualifying expenditures largely comprise of R&D staff employment costs, R&D components, consumables, parts, tooling and outsourced contracting support for R&D activities and utilities costs. HM Revenue & Customs administers two such tax relief schemes: one aimed at small and medium-sized enterprises (SME); and the R&D expenditure credit scheme (RDEC), aimed at large companies and other companies that aren’t eligible for the SME relief.

SME relief is recorded either as a reduction in its income tax liability or as a credit, whilst credits the Company receives under RDEC scheme claim are classed as taxable income.

2Significant accounting policies (continued)

Research and development expenses

Research expenditure is charged to profit or loss in the period in which it occurred.

Development expenditure is recognized as an intangible asset when it is probable that the project will generate future economic benefit, considering factors such as technological, commercial and regulatory feasibility. Other development expenditure is charged to profit or loss in the period in which it occurred.

Refer to note 3 Critical accounting judgments and key sources of estimation uncertainty for a discussion on the judgment of this classification.

The amounts included in research and development expenses include staff costs for staff working directly on research and development projects and for expenses directly attributable to a research project, excluding software costs.

Finance income and costs

Finance income and costs includes the fair value movement on publicly traded warrants and convertible loan notes. Finance costs includes interest payable and is recognized in profit or loss using the effective interest method. Interest income is recognized in profit or loss as it accrues, using the effective interest method.

Foreign currency transactions and balances

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year - end exchange rates, are recognized in profit or loss. Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. Translation differences arising from the consolidation of subsidiaries whose functional currency differs to the presentational currency of the group are recorded within other comprehensive income.

The most important exchange rates that have been used in preparing the financial statements are:

Closing rate as at December 31, 2023: USD $1 = GBP £0.7845 (2022: £0.8306)

Average rate for the year ending December 31, 2023: USD $1 = GBP £0.8042 (2022: £0.8117)

Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Tax

The tax expense for the period comprises current tax and deferred tax. Tax is recognized in profit or loss, except that a change attributable to an item of income or expense recognized as other comprehensive income is also recognized directly in other comprehensive income.

The current income tax charge is calculated based on tax rates and laws that have been enacted or substantively enacted by the reporting date in the countries where the company operates and generates taxable income.

2Significant accounting policies (continued)

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date.

Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Property, plant and equipment

Property, plant and equipment is stated at cost, which includes directly attributable incremental costs incurred in their acquisition and installation, less any subsequent accumulated depreciation and subsequent accumulated impairment losses.

Depreciation

Depreciation is charged to write off the cost of assets over their estimated useful lives, as follows:

Asset class	Depreciation method and rate
Leasehold improvements	Straight line over term of lease
Office equipment	3 years straight line
Plant and machinery	5 years straight line
Vehicles	10 years straight line

Intangible assets

Intangible assets are carried at cost, less accumulated amortization and impairment losses.

Computer software licenses acquired for use within the Company are capitalized as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software.

2Significant accounting policies (continued)

Amortization

Amortization is provided on intangible assets so as to write off the cost on a straight-line basis, less any estimated residual value, over their expected useful economic life as follows:

Asset class	Amortization method and rate
IT software	3 years straight line

Business combinations and goodwill

The purchase method is used to account for the acquisition of subsidiaries by the Group. The cost of an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities incurred or assumed at the date of exchange. Identifiable assets acquired and liabilities and contingent liabilities assumed are measured initially at their fair values on the date of acquisition. The excess of the cost of acquisition over the fair value of the Group’s share of identifiable net assets, including intangible assets acquired, is recorded as goodwill. If the cost of acquisition is less than the fair value of the Group’s share of net assets of the subsidiary acquired, the difference is recognized directly in profit or loss.

Goodwill is stated at cost, less any accumulated impairment losses. Goodwill is tested annually for impairment or when there are indicators of impairment.

Cash and cash equivalents

Cash at bank is held on deposit with financial institutions located within the United Kingdom and is immediately available. Management has assessed the financial institutions that hold the Company’s cash at bank to be financially sound, with minimal credit risk in existence. Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of placing deposits and are repayable with 24 hours’ notice with no loss of interest. The cash at bank excludes restricted cash deposits, which are subject to restrictions and are therefore not available for general use.

Restricted cash

The Company presents restricted cash as a separate line item on the balance sheet where this is relevant to an understanding of the Group’s financial position. Restricted cash refers to cash that is held by the Company for specific reasons and is, therefore, not available for immediate ordinary business use.

Short term deposits

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition and are repayable with 24 hours’ notice with no loss of interest.

Trade and other receivables

Trade receivables are amounts due from customers for services performed in the ordinary course of business. If collection is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets. Trade receivables are recognized initially at the transaction price. They are subsequently measured at amortized cost using the effective interest method, less provision for impairment. A provision for the impairment of trade receivables is established using an expected credit loss model as per the Group’s accounting policy for the impairment of financial assets. Other receivables represent amounts due from parties who are not customers and are measured at amortized cost.

2Significant accounting policies (continued)

Trade and other payables

Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade and other payables are recognized initially at the transaction price and subsequently measured at amortized cost using the effective interest method.

Borrowings

All borrowings are initially recorded at the amount of proceeds received, net of transaction costs. Borrowings are subsequently carried at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as a charge to profit or loss over the period of the relevant borrowing using the effective interest method.

Borrowings are classified as current liabilities unless the company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.

Provisions

Provisions are recognized when the company has a present obligation (legal or constructive) resulting from a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material.

Leases

Definition

A lease is a contract, or part of a contract, which conveys the right to use an asset or a physically distinct part of an asset (‘the underlying asset’) for a period of time in exchange for consideration. Further, the contract must convey the right to the company to control the asset or a physically distinct portion thereof. A contract is deemed to convey the right to control the underlying asset, if throughout the period of use, the company has the right to:

●	Obtain substantially all the economic benefits from the use of the underlying asset, and;
●	Direct the use of the underlying asset (for example, directing how and for what purpose the asset is used).

Initial recognition and measurement

The company initially recognizes a lease liability for the obligation to make lease payments and a right-of-use asset for the right to use the underlying asset for the lease term.

The lease liability is measured at the present value of the lease payments to be made over the lease term. The lease payments include fixed payments, purchase options at exercise price (where reasonably certain), expected amount of residual value guarantees, termination option penalties (where reasonably certain) and variable lease payments that depend on an index or rate.

2Significant accounting policies (continued)

The right of use asset is initially measured at the amount of the lease liability, adjusted for lease prepayments, lease incentives received, the company’s initial direct costs and an estimate of restoration, removal and dismantling costs.

Subsequent measurement

After the commencement date, the company measures the lease liability by:

(a)Increasing the carrying amount to reflect interest on the lease liability;
(b)Reducing the carrying amount to reflect the lease payments made; and
(c)Re-measuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in substance fixed lease payments or on the occurrence of other specific events.

Interest on the lease liability in each period during the lease term is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability. Interest charges are included in finance costs in profit or loss, unless the costs are included in the carrying amount of another asset applying other applicable standards. Variable lease payments not included in the measurement of the lease liability, are included in operating expenses in the period in which the event or condition that triggers them arises.

Right-of-use assets

The related right-of-use asset is accounted for using the cost model in IFRS 16 and depreciated and charged in accordance with the depreciation requirements of IAS 16 Property, Plant and Equipment as disclosed in the accounting policy for Property, Plant and Equipment. Adjustments are made to the carrying value of the right - of - use asset where the lease liability is re-measured in accordance with the above. Right of use assets are tested for impairment in accordance with IAS 36 Impairment of Assets as disclosed in the accounting policy in impairment.

Short term and low value leases

The company has made an accounting policy election, by class of underlying asset, not to recognize lease assets and lease liabilities for leases with a lease term of 12 months or less (short term leases).

The company has made an accounting policy election on a lease-by-lease basis, not to recognize lease assets on leases for which the underlying asset is of low value.

Lease payments on short term and low value leases are accounted for on a straight-line bases over the term of the lease or other systematic basis. Short term and low value lease payments are included in operating expenses.

Impairment (non-financial assets)

All assets are reviewed for impairment when there is an indicator of impairment. In addition, goodwill is reviewed for impairment at least annually. An impairment loss is recognized whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount.

The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

2Significant accounting policies (continued)

Share capital and reserves

Ordinary shares are classified as equity and share capital is carried at par value. Share capital issued meets the definition of an equity instrument as defined in IAS 32 ‘Financial Instruments’ when the contract evidences a residual interest in the assets of the Company after deducting all of its liabilities. Incremental costs directly attributable to the issue of shares are accounted for as a deduction from consideration received, and are recorded in share premium. Share premium reflects the proceeds received (net of allowable costs) in excess of the par value.

Equity instruments are measured at the fair value of the cash or other resources received or receivable, net of the direct costs of issuing the equity instruments. If payment is deferred and the time value of money is material, the initial measurement is on a present value basis.

Employee Benefits

A defined contribution plan is a pension plan under which fixed contributions are paid into a separate entity and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The contributions are recognized as an employee benefit expense when they are due.

For defined contribution plans, contributions are paid into publicly or privately administered pension insurance plans on a mandatory or contractual basis. The contributions are recognized as an employee benefit expense when they are due.

Liabilities for wages and salaries, including non-monetary benefits and annual leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service, are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accruals and classified as current liabilities in the balance sheet.

Share based payments – Enterprise Management Incentive and 2021 Incentive Plan

The Company operates an equity-settled, share-based compensation plan, under which the entity receives services from employees as consideration for equity instruments (share options or shares). The fair value of the employee services received in exchange for the grant of the shares is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the shares granted:

- including any market performance conditions (for example, an entity’s share price);

- excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and

- including the impact of any non-vesting conditions.

Non-market performance and service conditions are included in the assumptions about the number of shares that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. In addition, in some circumstances employees may provide services in advance of the grant date and therefore, the grant date fair value is estimated for the purposes of recognizing the expense during the period between service commencement period and grant date.

2Significant accounting policies (continued)

At the end of each reporting period, the Company revises its estimates of the number of shares that are expected to vest based on the non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

See note 23 for further details.

Other non-current share-based payments were made during 2021 as detailed within the significant accounting policy for the capital reorganization. Further information is included with the critical accounting judgments and key sources of estimation uncertainty.

Financial instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.The company recognizes financial assets and financial liabilities in the statement of financial position when, and only when, the company becomes party to the contractual provisions of the financial instrument. Financial assets and financial liabilities are offset, and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Financial assets

The Group’s financial assets include cash at bank and other financial assets. Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. Trade receivables are measured at their transaction price.

For all financial assets the Group has the objective to hold financial assets in order to collect the contractual cash flows. The contractual terms of all the Group’s financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding amount. All financial assets are therefore measured at amortized cost.

Impairment of financial assets — expected credit losses (“ECL”)

All financial assets measured at amortized cost are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”), based on the difference between the contractual and expected cash flows.

The simplification available for financial instruments with a low credit risk (“low credit risk exemption”) is applied as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor specific rating information and related outlooks. The requirement for classification with a low credit risk is regarded to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

2Significant accounting policies (continued)

Financial liabilities

The Group’s financial liabilities include warrants, lease liabilities, convertible loans, trade and other payables, and other financial liabilities. Financial liabilities are classified as measured at amortized cost or fair value through profit or loss (“FVTPL”). All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at fair value through profit or loss, directly attributable transaction costs.

Financial liabilities at FVTPL are measured at fair value and gains and losses resulting from changes in fair value are recognized in finance income/expenses. The Group only accounts for convertible loans and warrants as a financial liability at FVTPL. All other financial liabilities are subsequently measured at amortized cost.

An embedded derivative in a hybrid contract, with a financial liability or a non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

Convertible Loans

Convertible loans are bifurcated into a debt component and a conversion right if the latter is an equity instrument. The conversion right of a convertible loan is not an equity instrument but a liability if some conversion features of the loan lead to a conversion into a variable number of shares. In this case it has to be assessed if embedded derivatives need to be separated from the host contract. If this is the case, the remaining host contract is measured at amortized cost and the separated embedded derivative is measured at fair value through profit or loss until the loan is converted into equity or becomes due for repayment. The conversion features and other repayment options provided for in the contract are identified as a combined embedded derivative if they share the same risk exposure and are interdependent.

Warrant Liabilities

Public warrants are recognized as liabilities in accordance with IFRS 9 at fair value. The liabilities are subject to re-measurement at each balance sheet date until exercised. Private warrants linked to sales targets are recognized within equity as these satisfy the “fix to fix” criterion within IAS 32.

2Significant accounting policies (continued)

Fair value measurements

IFRS 13 clarifies that fair value is a market price, representing the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market-based measurement, determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier hierarchy is established as follows:

Level 1Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2Other than quoted prices included in level 1, inputs that are observable for the asset or liability, either directly or indirectly, for suitability for the full term of the asset or liability.

Level 3Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.